UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22041

                                 Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Semiannual Report — April 30, 2014

To Our Shareholders,	Mario J. Gabelli, CFA Portfolio Manager

For the six months ended April 30, 2014, the net asset value (“NAV”) per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund increased 2.0% compared with an increase of 8.4% for the Standard & Poor’s (“S&P”) 500 Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for this period was 0.03%. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of April 30, 2014.

Comparative Results

Average Annual Returns through April 30, 2014 (a) (b) (Unaudited)

	Six Months	One Year	Five Year	Ten Year	Since Inception (2/28/01)
Class A (EMAAX)	1.99%	7.82%	10.60%	4.77%	4.71%
With sales charge (c)	(3.88)	1.62	9.30	4.15	4.24
Class AAA (EAAAX)	2.05	7.94	10.77	4.85	4.76
Class B (EMABX)	1.69	7.14	9.99	4.19	4.13
With contingent deferred sales charge (d)	(3.31)	2.14	9.71	4.19	4.13
Class C (EMACX)	1.69	7.14	10.00	4.19	4.13
With contingent deferred sales charge (e)	0.69	6.14	10.00	4.19	4.13
Class Y (EMAYX)	2.28	8.29	11.11	5.25	5.18
S&P 500 Index	8.36	20.44	19.14	7.67	5.27
Lipper U.S. Treasury Money Market Fund Average	0.00	0.00	0.01	1.28	1.31
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.03	0.06	0.11	1.64	1.75

In the current prospectuses dated February 28, 2014, the Fund’s expense ratios are 1.49%, 1.69%, 2.24%, 2.24%, and 1.24% for the Class AAA, A, B, C, and Y Shares, respectively. See page 10 for expense ratios for the six months ended April 30, 2014. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class A Shares’ NAV are used to calculate the performance for the periods prior to the issuance of the Class AAA Shares on February 26, 2010. The actual performance for the Class AAA Shares would have been higher than the returns of the Class A Shares due to lower expenses. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month end) date. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)   The Fund’s fiscal year ends October 31.

(c)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)   Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.

(e)   Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

Gabelli Enterprise Mergers and Acquisitions Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from November 1, 2013 through April 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class AAA	$1,000.00	$1,020.50	1.43%	$ 7.16
Class A	$1,000.00	$1,019.90	1.63%	$ 8.16
Class B	$1,000.00	$1,016.90	2.18%	$10.90
Class C	$1,000.00	$1,016.90	2.18%	$10.90
Class Y	$1,000.00	$1,022.80	1.18%	$ 5.92
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.70	1.43%	$ 7.15
Class A	$1,000.00	$1,016.71	1.63%	$ 8.15
Class B	$1,000.00	$1,013.98	2.18%	$10.89
Class C	$1,000.00	$1,013.98	2.18%	$10.89
Class Y	$1,000.00	$1,018.94	1.18%	$ 5.91
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2014:

Gabelli Enterprise Mergers and Acquisitions Fund

U.S. Government Obligations	37.3%
Consumer Discretionary	11.9%
Health Care	8.5%
Materials	7.9%
Consumer Staples	6.6%
Telecommunication Services	4.4%
Information Technology	4.2%

Utilities	4.0%
Industrials	4.0%
Financials	3.5%
Energy	3.4%
Other Assets and Liabilities (Net)	4.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 58.0%
	CONSUMER DISCRETIONARY — 11.9%
	Auto Components — 0.9%
70,000	Cooper Tire & Rubber Co.	$1,693,288	$1,760,500
10,000	Tenneco Inc.†	31,846	598,700

		1,725,134	2,359,200

	Diversified Consumer Services — 0.0%
16,000	Corinthian Colleges Inc.†	96,163	18,400

	Hotels, Restaurants, and Leisure — 0.4%
3,800	Churchill Downs Inc.	124,416	333,754
180,000	Dover Motorsports Inc.	667,976	421,200
1,000	Giant Interactive Group Inc., ADR	11,236	11,750
20,000	MTR Gaming Group Inc.†	106,037	101,200
8,000	Orient-Express Hotels Ltd., Cl. A†	87,650	104,800

		997,315	972,704

	Household Durables — 0.1%
9,300	Nobility Homes Inc.†	129,187	102,300
20,000	Skyline Corp.†	141,168	102,000

		270,355	204,300

	Media — 6.0%
100,000	ACME Communications Inc.	115,451	4,000
20,000	British Sky Broadcasting Group plc	216,879	297,157
150,000	Clear Channel Outdoor Holdings Inc., Cl. A.	1,235,559	1,203,000
76,000	Crown Media Holdings Inc., Cl. A†	330,057	272,080
3,600	Discovery Communications Inc., Cl. A†	51,321	273,240
3,600	Discovery Communications Inc., Cl. C†	35,828	252,468
20,000	DISH Network Corp., Cl. A†	386,434	1,137,200
7,000	Liberty Global plc, Cl. A†	271,463	278,740
17,000	Liberty Global plc, Cl. C†	619,167	653,310
22,000	Liberty Media Corp., Cl. A†	271,096	2,853,620
65,000	LIN Media LLC, Cl. A†	1,676,168	1,522,950
1,000	Scripps Networks Interactive Inc., Cl. A	80,980	75,070
20,000	Shaw Communications Inc., Cl. B	265,164	484,600
50,000	Sky Deutschland AG†	436,937	427,858
24,000	Starz, Cl. A†	39,939	774,480
80,000	Telenet Group Holding NV	3,620,714	4,688,679
4,000	Time Warner Cable Inc.	548,011	565,840

		10,201,168	15,764,292

	Specialty Retail — 4.5%
14,000	Aaron’s Inc.†	399,067	412,580
3,000	Blyth Inc.	33,717	28,110
44,000	Jos A Bank Clothiers Inc.†	2,829,156	2,840,200
170,000	MEGA Brands Inc.†	2,731,924	2,751,517

Shares		Cost	Market Value
10,000	Pier 1 Imports Inc.	$63,663	$182,600
60,000	The Pep Boys - Manny, Moe & Jack†	677,505	613,200
225,000	Zale Corp.†	4,703,760	4,812,750

		11,438,792	11,640,957

	TOTAL CONSUMER DISCRETIONARY	24,728,927	30,959,853

	HEALTH CARE — 8.4%
	Biotechnology — 0.3%
6,800	Bio-Rad Laboratories Inc., Cl. A†	693,006	837,828

	Health Care Equipment and Supplies — 2.6%
110,000	ArthroCare Corp.†	3,753,355	5,338,300
12,000	Exactech Inc.†	161,584	266,640
6,000	ICU Medical Inc.†	388,973	334,680
60,000	Nordion Inc.†	691,250	694,800
992	Wright Medical Group Inc.†	23,104	27,131

		5,018,266	6,661,551

	Health Care Providers and Services — 0.1%
1,000	Chemed Corp.	30,478	83,270
12,347	LCA-Vision Inc.†	66,820	66,180

		97,298	149,450

	Life Sciences Tools and Services — 1.3%
7,500	Illumina Inc.†	326,277	1,018,875
73,000	WuXi PharmaTech Cayman Inc., ADR†	1,337,714	2,482,000

		1,663,991	3,500,875

	Pharmaceuticals — 4.1%
22,600	Allergan Inc.	1,297,521	3,747,984
500	AstraZeneca plc	40,080	39,373
10,500	AstraZeneca plc, ADR	807,993	830,025
26,000	Bristol-Myers Squibb Co.	747,680	1,302,340
38,000	Forest Laboratories Inc.†	3,517,166	3,492,580
11,000	Furiex Pharmaceuticals Inc.†	1,133,131	1,137,070
5,991	Grifols SA, ADR	80,399	245,871

		7,623,970	10,795,243

	TOTAL HEALTH CARE	15,096,531	21,944,947

	MATERIALS — 7.9%
	Building Products — 3.2%
119,700	AMCOL International Corp.	5,455,665	5,488,245
100,000	Griffon Corp.	850,000	1,064,000
12,000	Texas Industries Inc.†	413,444	1,040,400
12,000	Vulcan Materials Co.	471,544	774,360

		7,190,653	8,367,005

	Chemicals — 1.6%
600,000	AZ Electronic Materials SA	3,880,332	4,078,477

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
	Containers and Packaging — 2.2%
9,000	Greif Inc., Cl. B	$481,339	$529,290
286,000	Myers Industries Inc.	5,718,587	5,348,200

		6,199,926	5,877,490

	Metals and Mining — 0.8%
95,000	Alcoa Inc.	923,952	1,279,650
1,300	Allegheny Technologies Inc.	88,857	53,560
5,000	Augusta Resource Corp.†	15,377	14,233
85,000	AuRico Gold Inc.	672,604	353,600
4,000	Camino Minerals Corp.†	749	36
20,000	Chaparral Gold Corp.†	6,566	11,678
5,000	Gold Fields Ltd., ADR	51,924	21,150
10,000	Osisko Mining Corp.†	56,985	71,621
19,000	Pan American Silver Corp.	298,459	246,157

		2,115,473	2,051,685

	Paper and Forest Products — 0.1%
50,000	Ainsworth Lumber Co. Ltd.†	187,252	171,525

	TOTAL MATERIALS	19,573,636	20,546,182

	CONSUMER STAPLES — 6.6%
	Food and Staples Retailing — 4.2%
21,000	Casey’s General Stores Inc.	848,165	1,441,860
165,000	Safeway Inc.	6,267,860	5,619,900
6,400	Spartan Stores Inc.	62,762	137,856
38,000	Susser Holdings Corp.†	2,944,632	2,940,440
29,700	Village Super Market Inc., Cl. A	678,292	718,443

		10,801,711	10,858,499

	Food Products — 2.1%
1,000	Campofrio Food Group SA†	9,278	9,573
9,000	Canada Bread Co. Ltd.	588,405	593,185
4,500	Flowers Foods Inc.	10,669	92,340
40,000	GrainCorp Ltd., Cl. A	465,859	329,237
500,000	Parmalat SpA	1,849,699	1,736,959
6,500	Post Holdings Inc.†	163,261	339,690
27,000	The Hillshire Brands Co.	793,662	962,550
44,000	Tootsie Roll Industries Inc.	933,602	1,240,360
1,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	6,834	7,497
400,000	Yashili International Holdings Ltd.	180,714	193,475

		5,001,983	5,504,866

	Personal Products — 0.3%
50,000	Avon Products Inc.	961,302	764,000

	TOTAL CONSUMER STAPLES	16,764,996	17,127,365

Shares		Cost	Market Value
	INFORMATION TECHNOLOGY — 4.2%
	Communications Equipment — 0.2%
25,000	Emulex Corp.†	$196,563	$178,750
1,440	Mitel Networks Corp.†	12,698	13,191
17,000	Riverbed Technology Inc.†	367,052	330,650

		576,313	522,591

	Electrical Equipment and Instruments — 1.1%
1,000	Park Electrochemical Corp.	14,550	26,660
11,000	SGL Carbon SE	366,198	366,260
130,000	Zygo Corp.†	2,196,757	2,501,200

		2,577,505	2,894,120

	Semiconductors and Semiconductor Equipment — 1.9%
1,125	Lam Research Corp.†	40,871	64,811
430,000	LSI Corp.	4,718,073	4,790,200
2,500	LTX-Credence Corp.†	18,894	24,075
10,000	MoSys Inc.†	39,042	39,100
10,000	PLX Technology Inc.†	66,137	58,000
2,000	RDA Microelectronics Inc., ADR	35,484	33,740
10,000	Wolfson Microelectronics plc†	39,201	39,635

		4,957,702	5,049,561

	Software — 1.0%
38,000	BMC Software Stub†	0	1,900
24,000	Cision AB	225,590	220,541
2,000	Ebix Inc.	32,126	31,560
75,000	FalconStor Software Inc.†	251,646	114,000
500	Schawk Inc.	10,111	10,000
20,000	Take-Two Interactive Software Inc.†	158,010	407,600
100,000	Vocus Inc.†	1,797,369	1,798,000

		2,474,852	2,583,601

	TOTAL INFORMATION TECHNOLOGY	10,586,372	11,049,873

	TELECOMMUNICATION SERVICES — 4.1%
	Diversified Telecommunications Services — 1.4%
280,000	Asia Satellite Telecommunications Holdings Ltd.	604,206	1,115,962
150,000	Cincinnati Bell Inc.†	564,867	502,500
220,000	Koninklijke KPN NV†	657,892	781,964
1,000	Loral Space & Communications Inc.†	79,915	71,990
29,000	Ziggo NV	1,256,948	1,258,491

		3,163,828	3,730,907

	Wireless Telecommunications Services — 2.7%
83,000	Cbeyond Inc.†	815,640	820,870
18,000	Millicom International Cellular SA, SDR	1,303,107	1,780,013
1,000	Rogers Communications Inc., Cl. B	2,955	39,720

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
	Wireless Telecommunications Services (Continued)
5,000	Sprint Corp.†	$28,350	$42,500
9,000	Telephone & Data Systems Inc.	255,177	244,710
40,000	T-Mobile US Inc.	650,000	1,171,600
70,000	United States Cellular Corp.	3,221,188	2,907,800

		6,276,417	7,007,213

	TOTAL TELE COMMUNICATION SERVICES	9,440,245	10,738,120

	UTILITIES — 4.0%
	Electric Utilities — 2.3%
14,000	Duke Energy Corp.	715,057	1,042,860
40,000	Endesa SA	1,228,952	1,515,816
62,000	Pepco Holdings Inc.	1,659,343	1,659,120
32,000	UNS Energy Corp.	1,878,326	1,921,920

		5,481,678	6,139,716

	Gas Utilities — 0.1%
4,000	Southwest Gas Corp.	139,331	220,040

	Independent Power Producers and Energy Traders — 0.0%
75,000	GenOn Energy Inc., Escrow†	0	0

	Multi-Utilities — 1.2%
64,000	NorthWestern Corp.	1,774,147	3,096,320

	Water — 0.4%
30,000	Severn Trent plc	815,110	934,524

	TOTAL UTILITIES	8,210,266	10,390,600

	INDUSTRIALS — 4.0%
	Aerospace and Defense — 0.7%
12,000	Exelis Inc.	146,893	222,480
40,000	Kaman Corp.	1,361,916	1,678,800

		1,508,809	1,901,280

	Air Freight and Logistics — 0.3%
75,000	TNT Express NV	791,656	675,291

	Commercial Services and Supplies — 0.6%
40,179	Blackhawk Network Holdings Inc., Cl. B†	958,238	925,322
7,000	Rollins Inc.	21,042	210,560
10,000	The Brink’s Co.	275,160	254,400

		1,254,440	1,390,282

	Machinery — 0.7%
8,500	CIRCOR International Inc.	257,418	690,285
4,000	CNH Industrial NV	45,404	46,615
30,000	Xylem Inc.	883,503	1,127,700

		1,186,325	1,864,600

Shares		Cost	Market Value
	Railroads and Transportation — 1.7%
1,000	GATX Corp.	$27,778	$65,630
49,000	Navistar International Corp.†	1,217,819	1,858,570
85,000	Scania AB, Cl. A	2,570,840	2,575,282

		3,816,437	4,499,482

	TOTAL INDUSTRIALS	8,557,667	10,330,935

	FINANCIALS — 3.5%
	Capital Markets — 0.6%
50,000	BKF Capital Group Inc.†	200,759	59,250
40,000	Boursorama†	669,883	673,141
60,000	F&C Asset Management plc	125,041	120,956
102,000	SWS Group Inc.†	982,879	755,820
		1,978,562	1,609,167

	Commercial Banks — 0.9%
175,000	First Niagara Financial Group Inc.	2,402,820	1,561,000
34,000	Hudson City Bancorp Inc.	285,561	338,640
15,000	Pohjola Bank plc, Cl. A	344,482	330,050
12,625	Sterling Bancorp	112,850	150,995

		3,145,713	2,380,685

	Consumer Finance — 1.3%
135,000	SLM Corp.	2,271,779	3,476,250

	Insurance — 0.4%
1,500	Argo Group International Holdings Ltd.	36,600	66,630
200	Aspen Insurance Holdings Ltd.	8,755	9,156
3,000	Fidelity National Financial Inc., Cl. A	98,220	96,540
32,500	National Interstate Corp.	954,192	910,650
500	Tower Group International Ltd.	1,313	1,230

		1,099,080	1,084,206

	Real Estate Management and Development — 0.3%
16,012	Ryman Hospitality Properties Inc.	297,174	729,347

	TOTAL FINANCIALS	8,792,308	9,279,655

	ENERGY — 3.4%
	Oil, Gas, and Consumable Fuels — 3.4%
500,000	Alvopetro Energy Ltd.†	496,142	433,374
4,000	Anadarko Petroleum Corp.	203,155	396,080
15,000	Aurora Oil & Gas Ltd.†	56,063	56,932
300,000	Caracal Energy Inc.†	2,701,989	2,750,389
115,000	Dragon Oil plc	723,203	1,223,239
500	EPL Oil & Gas Inc.†	18,873	19,570
5,000	Equal Energy Ltd.	27,000	22,650
3,000	Foster Wheeler AG†	94,784	102,840
345,000	Gulf Coast Ultra Deep Royalty Trust†	603,750	1,014,300
11,592	Halcon Resources Corp.†	100,633	63,988
490,000	Heritage Oil plc†	2,600,924	2,607,686

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
	Oil, Gas, and Consumable Fuels (Continued)
140,000	WesternZagros Resources Ltd.†	$409,637	$111,126

	TOTAL ENERGY	8,036,153	8,802,174

	TOTAL COMMON STOCKS	129,787,101	151,169,704

	RIGHTS — 0.4%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.3%
315,000	Leap Wireless International Inc., expire 03/14/16†	734,287	793,800

	HEALTH CARE — 0.1%
20,000	Adolor Corp., CPR, expire 07/01/19†	0	10,400
5,000	American Medical Alert Corp.†	0	50
4,000	Clinical Data Inc., CVR, expire 04/14/18†	0	3,800
10,000	Cubist Pharmaceuticals Inc., CVR†	22,225	2,890
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	0	60
120,000	Sanofi, CVR, expire 12/31/20†	204,080	57,600
156,000	Teva Pharmaceutical†	74,375	82,680
86,000	Trius Therapeutics, CVR†	0	11,180
4,000	Wright Medical Group Inc., CVR, expire 03/01/16†	9,900	3,280

	TOTAL HEALTH CARE	310,580	171,940

	TRANSPORTATION — 0.0%
75,000	TNT Express NV†	0	0

	TOTAL RIGHTS	1,044,867	965,740

Shares		Cost	Market Value
	WARRANTS — 0.0%
	ENERGY — 0.0%
	Oil, Gas, and Consumable Fuels — 0.0%
45,000	Kinder Morgan Inc., expire 05/25/17†	$87,715	$87,300

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 37.3%
$97,341,000	U.S. Treasury Bills, 0.015% to 0.100%††, 05/01/14 to 10/23/14	97,330,184	97,335,242

	TOTAL INVESTMENTS — 95.7%	$228,249,867	249,557,986

	Other Assets and Liabilities (Net) — 4.3%		11,174,966

	NET ASSETS — 100.0%.		$260,732,952

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $228,249,867)	$249,557,986
Cash	138,477
Receivable for investments sold	21,896,995
Receivable for Fund shares sold	542,138
Dividends receivable	27,742
Prepaid expenses	69,506

Total Assets	272,232,844

Liabilities:
Payable for Fund shares redeemed	197,070
Payable for investments purchased	10,854,205
Payable for investment advisory fees	200,923
Payable for distribution fees	94,182
Payable for accounting fees	15,000
Other accrued expenses	138,512

Total Liabilities	11,499,892

Net Assets (applicable to 20,374,644 shares outstanding)	$260,732,952

Net Assets Consist of:
Paid-in capital	$275,045,467
Accumulated net investment loss	(707,406)
Accumulated net realized loss on investments, securities sold short, and foreign currency transactions	(34,913,429)
Net unrealized appreciation on investments	21,308,119
Net unrealized appreciation on foreign currency translations	201

Net Assets	$260,732,952

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($10,509,998 ÷ 813,231 shares outstanding; 100,000,000 shares authorized)	$12.92

Class A:
Net Asset Value and redemption price per share ($109,251,509 ÷ 8,521,012 shares outstanding; 200,000,000 shares authorized)	$12.82

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.60

Class B:
Net Asset Value and offering price per share ($1,320,267 ÷ 109,909 shares outstanding; 100,000,000 shares authorized)	$12.01	(a)

Class C:
Net Asset Value and offering price per share ($61,646,762 ÷ 5,133,698 shares outstanding; 100,000,000 shares authorized)	$12.01	(a)

Class Y:
Net Asset Value, offering, and redemption price per share ($78,004,416 ÷ 5,796,794 shares outstanding; 100,000,000 shares authorized)	$13.46

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

Investment Income:
Dividends - (net of foreign withholding taxes of $38,699)	$1,180,279
Interest	36,418

Total Investment Income	1,216,697

Expenses:
Investment advisory fees	1,186,643
Distribution fees - Class AAA	11,321
Distribution fees - Class A	242,757
Distribution fees - Class B	8,061
Distribution fees - Class C	295,983
Shareholder services fees	119,573
Directors’ fees	33,546
Custodian fees	32,898
Shareholder communications expenses	29,019
Legal and audit fees	28,445
Registration expenses	27,558
Accounting fees	22,500
Miscellaneous expenses	15,606

Total Expenses	2,053,910

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(237)

Net Expenses	2,053,673

Net Investment Loss	(836,976)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	4,298,173
Net realized loss on securities sold short	(8,268)
Net realized loss on foreign currency transactions .	(38,060)

Net realized gain on investments, securities sold short, and foreign currency transactions	4,251,845

Net change in unrealized appreciation/depreciation:
on investments	1,487,281
on foreign currency translations	(373)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,486,908

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	5,738,753

Net Increase in Net Assets Resulting from Operations	$4,901,777

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment income/(loss)	$(836,976)	$182,229
Net realized gain on investments, securities sold short, and foreign currency transactions	4,251,845	9,233,924
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,486,908	20,232,038

Net Increase in Net Assets Resulting from Operations	4,901,777	29,648,191

Capital Share Transactions:
Class AAA	1,669,476	(289,710)
Class A	(2,334,571)	(9,062,371)
Class B	(566,595)	(2,268,370)
Class C	2,596,996	(731,644)
Class Y	9,682,307	27,715,990

Net Increase in Net Assets from Capital Share Transactions	11,047,613	15,363,895

Redemption Fees	1,895	2,827

Net Increase/(Decrease) in Net Assets.	15,951,285	45,014,913
Net Assets:
Beginning of period	244,781,667	199,766,754

End of period (including undistributed net investment income of $0 and $129,570, respectively)	$260,732,952	$244,781,667

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended October 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2014(c)	$12.66	$(0.03)	$0.29	$0.26	—	—	—	$0.00	$12.92	2.05%	$10,510	(0.43	)%(d)	1.43	%(d)	103%
2013	11.00	0.04	1.62	1.66	—	—	—	0.00	12.66	15.09	8,671	0.37		1.49		197
2012(e)	10.60	(0.08)	0.48	0.40	—	—	—	0.00	11.00	3.77	7,814	(0.75)		1.50		202
2011	10.25	(0.04)	0.39	0.35	—	—	—	0.00	10.60	3.41	7,936	(0.39)		1.45		232
2010(f)	9.60	(0.05)	0.70	0.65	—	—	—	0.00	10.25	6.77	571	(0.80	)(d)	1.51	(d)	228
Class A
2014(c)	$12.57	$(0.04)	$0.29	$0.25	—	—	—	$0.00	$12.82	1.99%	$109,252	(0.67	)%(d)	1.63	%(d)	103%
2013	10.94	0.02	1.61	1.63	—	—	—	0.00	12.57	14.90	109,446	0.15		1.69		197
2012(e)	10.57	(0.11)	0.48	0.37	—	—	—	0.00	10.94	3.50	103,827	(1.00)		1.70		202
2011	10.24	(0.06)	0.39	0.33	—	—	—	0.00	10.57	3.22	134,334	(0.56)		1.65		232
2010	9.13	(0.09)	1.26	1.17	$(0.05)	$(0.01)	$(0.06)	0.00	10.24	12.93	124,637	(0.90)		1.71		228
2009	8.66	0.05	1.16	1.21	—	(0.74)	(0.74)	0.00	9.13	16.09	71,935	0.59		1.74		97
Class B
2014(c)	$11.81	$(0.08)	$0.28	$0.20	—	—	—	$0.00	$12.01	1.69%	$1,320	(1.26	)%(d)	2.18	%(d)	103%
2013	10.34	(0.04)	1.51	1.47	—	—	—	0.00	11.81	14.22	1,857	(0.35)		2.24		197
2012(e)	10.04	(0.18)	0.48	0.30	—	—	—	0.00	10.34	2.99	3,745	(1.74)		2.25		202
2011	9.78	(0.11)	0.37	0.26	—	—	—	0.00	10.04	2.66	8,393	(1.09)		2.20		232
2010	8.72	(0.13)	1.20	1.07	—	$(0.01)	$(0.01)	0.00	9.78	12.29	12,767	(1.41)		2.26		228
2009	8.35	0.01	1.10	1.11	—	(0.74)	(0.74)	0.00	8.72	15.43	16,280	0.08		2.29		97
Class C
2014(c)	$11.81	$(0.07)	$0.27	$0.20	—	—	—	$0.00	$12.01	1.69%	$61,647	(1.22	)%(d)	2.18	%(d)	103%
2013	10.33	(0.04)	1.52	1.48	—	—	—	0.00	11.81	14.33	58,062	(0.39)		2.24		197
2012(e)	10.04	(0.16)	0.45	0.29	—	—	—	0.00	10.33	2.89	51,498	(1.56)		2.25		202
2011	9.78	(0.11)	0.37	0.26	—	—	—	0.00	10.04	2.66	64,637	(1.11)		2.20		232
2010	8.72	(0.13)	1.21	1.08	$(0.01)	$(0.01)	$(0.02)	0.00	9.78	12.36	57,381	(1.43)		2.26		228
2009	8.35	0.00 (b)	1.11	1.11	—	(0.74)	(0.74)	0.00	8.72	15.43	50,096	0.02		2.29		97
Class Y
2014(c)	$13.16	$(0.01)	$0.31	$0.30	—	—	—	$0.00	$13.46	2.28%	$78,004	(0.22	)%(d)	1.18	%(d)	103%
2013	11.41	0.06	1.69	1.75	—	—	—	0.00	13.16	15.34	66,746	0.48		1.24		197
2012(e)	10.97	(0.05)	0.49	0.44	—	—	—	0.00	11.41	4.01	32,883	(0.49)		1.25		202
2011	10.58	(0.01)	0.40	0.39	—	—	—	0.00	10.97	3.69	50,893	(0.11)		1.20		232
2010	9.42	(0.04)	1.30	1.26	$(0.09)	$(0.01)	$(0.10)	0.00	10.58	13.49	33,755	(0.44)		1.26		228
2009	8.87	0.09	1.20	1.29	—	(0.74)	(0.74)	0.00	9.42	16.64	21,833	1.05		1.29		97

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended April 30, 2014, unaudited.
(d)	Annualized.
(e)

During the year ended October 31, 2012, the Fund changed its previously recognized estimate of the characterization of prior year income associated with a portfolio holding involved in a corporate reorganization that was subsequently sold. If this recharacterization had not occurred, Net Investment Income(Loss) would have been $(0.02) (Class AAA), $(0.05) (Class A), $(0.12) (Class B), $(0.10) (Class C), and $0.00 (Class Y), respectively, Net Realized and Unrealized Gain (Loss) on Investments would have been $0.42 (Class AAA, Class A, and Class B), $0.39 (Class C), and $0.44 (Class Y), respectively, and Net Investment Income (Loss) Ratio would have been (0.22)% (Class AAA), (0.47)% (Class A), (1.17)% (Class B), (1.00)% (Class C), and 0.02% (Class Y), respectively.

(f)	From the commencement of offering Class AAA Shares on February 26, 2010 through October 31, 2010.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund is a series of the Gabelli 787 Fund, Inc. (the “Corporation”), which was organized in Maryland and commenced operations on February 28, 2001. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its primary objective is capital appreciation.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of April 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 4/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Information Technology
Software	$2,581,701	—	$1,900	$2,583,601
Other Industries (a)	8,466,272	—	—	8,466,272
Utilities
Independent Power Producers and Energy Traders	—	—	0	0
Other Industries (a)	10,390,600	—	—	10,390,600
Other Industries (a)	129,729,231	—	—	129,729,231
Total Common Stocks	151,167,804	—	1,900	151,169,704
Rights:
Wireless Telecommunications Services	—	—	793,800	793,800
Health Care	63,770	—	108,170	171,940
Transportation	—	—	0	0
Total Rights	63,770	—	901,970	965,740
Warrants:
Energy	87,300	—	—	87,300
U.S. Government Obligations	—	$97,335,242	—	97,335,242
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$151,318,874	$97,335,242	$903,870	$249,557,986

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers among Level 1, Level 2, and Level 3 during the six months ended April 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at April 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

At April 30, 2014, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At April 30, 2014, there were no forward foreign exchange contracts.

The effect of forward foreign exchange contracts, if any, can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency, within Net realized loss on foreign currency transactions and Net change in unrealized appreciation on foreign currency translations. During the six months ended April 30, 2014, the Fund held no forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At April 30, 2014, there were no short sales outstanding.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at April 30, 2014.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to write-off of current year net operating loss and adjustment for sale of partnership securities. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the six months ended April 30, 2014 or in the year ended October 31, 2013.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At October 31, 2013, the Fund had a net capital loss carryforward for federal income tax purposes of $36,580,329 which is available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at April 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$230,669,390	$26,769,257	$(7,880,661)	$18,888,596

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended April 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended October 31, 2010 through October 31, 2013 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $ 1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended April 30, 2014, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $237.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director receive annual fees of $1,500 and $2,000, respectively. The Chairmen of the Proxy Voting Committee and the Nominating Committee each receive annual fees of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution agreement and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans,

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

payments are authorized to the G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.45%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2014, other than short term securities and U.S. Government obligations, aggregated $155,850,169 and $154,590,091, respectively.

6. Transactions with Affiliates. During the six months ended April 30, 2014, the Fund paid brokerage commissions on security trades of $34,714 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $15,489 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended April 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended April 30, 2014, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class Y Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class B Shares are no longer available for new investments. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class Y Shares are offered through the Distributor and selected broker/dealers that have entered into selling agreements specifically with respect to Class Y Shares without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended April 30, 2014, and the year ended October 31, 2013 amounted to $1,895 and $2,827, respectively.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	301,977	$3,898,744	284,710	$3,393,531
Shares redeemed.	(173,667)	(2,229,268)	(310,248)	(3,683,241)

Net increase/(decrease)	128,310	$1,669,476	(25,538)	$(289,710)

Class A
Shares sold	1,303,096	$16,625,442	4,119,347	$49,148,112
Shares redeemed.	(1,488,303)	(18,960,013)	(4,900,480)	(58,210,483)

Net decrease.	(185,207)	$(2,334,571)	(781,133)	$(9,062,371)

Class B
Shares sold	—	—	582	$6,444
Shares redeemed.	(47,306)	$(566,595)	(205,561)	(2,274,814)

Net decrease.	(47,306)	$(566,595)	(204,979)	$(2,268,370)

Class C
Shares sold	559,881	$6,712,464	1,177,677	$13,005,531
Shares redeemed.	(344,133)	(4,115,468)	(1,243,049)	(13,737,175)

Net increase/(decrease)	215,748	$2,596,996	(65,372)	$(731,644)

Class Y
Shares sold	2,086,091	$27,929,819	4,764,657	$59,826,019
Shares redeemed.	(1,359,845)	(18,247,512)	(2,577,137)	(32,110,029)

Net increase	726,246	$9,682,307	2,187,520	$27,715,990

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Executive Vice President and Chief Operating Officer of the Adviser. On June 19, 2014, the Court dismissed the civil action against the Officer.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Enterprise Mergers and Acquisitions Fund, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 26, 2014, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

The nature, extent, and quality of services provided by the Adviser. The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (BNY) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

The performance of the Fund and the Adviser. The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2013, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of the Fund and retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one year, three year, five year, and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund. In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that some fees charged by the Adviser were higher or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Proforma Income Statements of the Adviser for the year ended December 31, 2013. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a proforma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale. With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee (including the breakpoints) appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Factors. In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND
A Portfolio of the Gabelli 787 Fund, Inc.
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director and

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President and,

Chief Financial Officer, KeySpan

Corporation

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

Kuni Nakamura

President,

Advanced Polymer, Inc.

Regina M. Pitaro

Managing Director,

GAMCO Asset Management Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q214SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment              Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-

K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli 787 Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 7/2/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 7/2/2014

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 7/2/2014

*	Print the name and title of each signing officer under his or her signature.